Financial Risk Management (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Market risk - cash flow interest rate risk
Financing and Lease Liabilities		R$ 96,657	R$ 140,563	R$ 160,542
Accounts Payable for Business Combination and acquisition of associates		R$ 614,120	625,277	R$ 532,313
Interest rate basis	100% of the DI	CDI
Private Bonds – 6th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds		R$ 0	53,688
Private Bonds – 9th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds		263,904	259,843
Bonds – 1st Issuance – single
Market risk - cash flow interest rate risk
Bonds		527,859	529,465
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Financing and Lease Liabilities		96,657	140,563
Accounts Payable for Business Combination and acquisition of associates		614,120	625,277
Amount under interest rate contract		R$ 1,502,540	R$ 1,608,836
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis		IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		100.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance – series 2 | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.00%
Market risk - cash flow interest rate risk | Private Bonds – 9th Issuance – series 2 | CDI + 2.40% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		2.40%
Market risk - cash flow interest rate risk | Bonds – 1st Issuance – single | CDI + 2.30% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		2.30%